Offerings	Nov. 25, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.75% Fixed-to-Fixed Subordinated Notes due 2055 issued by Brookfield Infrastructure Finance ULC
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,930.00
Offering Note	The filing fee paid with this filing pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), was originally deferred in accordance with Rule 456(b) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(2a) The 6.75% Fixed-to-Fixed Subordinated Notes due 2055 issued by Brookfield Infrastructure Finance ULC are fully and unconditionally guaranteed by Brookfield Infrastructure Partners L.P. and are additionally guaranteed by each of Brookfield Infrastructure L.P., BIP Bermuda Holdings I Limited, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure LLC and BIPC Holdings Inc. (2b) Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Preferred Limited Partnership Units, Series 17
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(3a) Such indeterminate number of Class A Preferred Limited Partnership Units, Series 17, of Brookfield Infrastructure Partners L.P. as shall be issuable upon automatic exchange of the 6.75% Fixed-to-Fixed Subordinated Notes due 2055 being offered hereby. (3b) No additional consideration will be received for the Class A Preferred Limited Partnership Units, Series 17, of Brookfield Infrastructure Partners L.P. and, therefore, no registration fee is required pursuant to Rule 457(i) under the Securities Act.